united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 4/30

Date of reporting period: 10/31/22

Item 1. Reports to Stockholders.

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF

(Ticker THY)

TOEWS AGILITY SHARES MANAGED RISK ETF

(Ticker MRSK)

October 31, 2022

Semi-Annual Report

Advised by:

Toews Corporation

1750 Zion Road, Suite 201

Northfield, NJ 08225

AgilityShares.com

1-800-511-9270

Distributed by Northern Lights Distributors, LLC

Member FINRA

Toews Agility Shares Dynamic Tactical Income ETF
PORTFOLIO REVIEW (Unaudited)
October 31, 2022

The Fund’s performance figures(*) for the periods ended October 31, 2022, compared to its benchmark:

	Six	One	Since
	Months	Year	Inception ***
Toews Agility Shares Dynamic Tactical Income ETF - NAV	(3.10)%	(6.04)%	(0.96)%
Toews Agility Shares Dynamic Tactical Income ETF - Market Price	(3.10)%	(6.11)%	(0.96)%
ICE BofA Merrill Lynch High Yield Cash Pay Index **	(4.44)%	(11.32)%	0.90%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least August 29, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses) will not exceed 0.95% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Had the Adviser not waived fees or reimbursed expenses, total returns would have been higher Please review the Fund’s most recent prospectus for more detail on the expense waiver.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The ICE BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

***	As of the close of business on the day of commencement of trading on June 24, 2020.

Portfolio Composition as of October 31, 2022:

Compositions	Percentage of Net Assets
Exchange-Traded Funds	98.9%
Other Assets In Excess of Liabilities	1.1%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Toews Agility Shares Managed Risk ETF
PORTFOLIO REVIEW (Unaudited)
October 31, 2022

The Fund’s performance figures(*) for the periods ended October 31, 2022, compared to its benchmark:

	Six	One	Since
	Months	Year	Inception ***
Toews Agility Shares Managed Risk ETF - NAV	(4.56)%	(8.89)%	9.88%
Toews Agility Shares Managed Risk ETF - Market Price	(4.57)%	(9.41)%	9.77%
CBOE S&P 500 BuyWrite Index **	(8.31)%	(9.97)%	9.42%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least August 29, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses) will not exceed 0.95% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.. Please review the Fund’s most recent prospectus for more detail on the expense waiver.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. Investors may not invest directly in an index.

***	As of the close of business on the day of commencement of trading on June 24, 2020.

Portfolio Composition as of October 31, 2022:

Compositions	Percentage of Net Assets
Exchanged-Traded Funds	76.4%
Future Options Purchased	10.4%
Written Future Options	(2.60)%
Other Assets In Excess of Liabilities	15.8%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.9%
	FIXED INCOME - 98.9%
182,300	iShares Broad USD High Yield Corporate Bond ETF	$6,287,527
85,500	iShares iBoxx $ High Yield Corporate Bond ETF	6,278,265
69,800	SPDR Bloomberg High Yield Bond ETF	6,285,490
259,700	SPDR Bloomberg Short Term High Yield Bond ETF	6,297,725
236,700	VanEck Fallen Angel High Yield Bond ETF	6,282,018
186,600	Xtrackers USD High Yield Corporate Bond ETF	6,288,420
		37,719,445

	TOTAL EXCHANGE-TRADED FUNDS (Cost $37,840,874)	37,719,445

	TOTAL INVESTMENTS - 98.9% (Cost $37,840,874)	$37,719,445
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	422,234
	NET ASSETS - 100.0%	$38,141,679

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

TOEWS AGILITY SHARES MANAGED RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUND — 76.4%
	EQUITY - 76.4%
61,900	Vanguard S&P 500 ETF	$21,971,405
	TOTAL EXCHANGE-TRADED FUND (Cost $25,068,580)

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 10.4%
	PUT OPTIONS PURCHASED - 10.4%
139	S&P 500 EMINI Future	EDF	12/15/2023	$4,100	$27,945,950	2,993,713
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,506,613)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $2,506,613)					2,993,713

	TOTAL INVESTMENTS - 86.8% (Cost $27,575,193)					$24,965,118
	CALL OPTIONS WRITTEN - (2.6)% (Proceeds - $341,025)					(738,750)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 15.8%					4,522,423
	NET ASSETS - 100.0%					$28,748,791

Contracts(a)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN FUTURE OPTIONS - (2.6)%
	CALL OPTIONS WRITTEN - (2.6)%
75	S&P500 EMINI Future	EDF	12/19/2022	$3,780	$14,561,250	$738,750
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $341,025)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $341,025)					$738,750

OPEN FUTURES CONTRACTS
Number of			Notional	Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Amount(b)	Depreciation
35	CME E-Mini Standard & Poor’s 500 Index Future	12/16/2022	$6,795,250	$(370,188)
	TOTAL FUTURES CONTRACTS

ETF - Exchange-Traded Fund

EDF - ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Toews Agility Shares ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2022

	Dynamic Tactical	Managed
	Income ETF	Risk ETF
ASSETS
Investment securities:
At cost	$37,840,874	$27,575,193
At fair value	$37,719,445	$24,965,118
Cash	471,481	1,308,703
Deposits at broker for options and futures contracts	—	2,305,988
Dividends receivable	—	182
Receivable for securities sold	—	1,190,280
Receivable for fund shares sold	—	653,577
Prepaid expenses and other assets	2,664	2,443
TOTAL ASSETS	38,193,590	30,426,291

LIABILITIES
Unrealized depreciation on futures contracts	—	370,188
Payable for securities purchased	—	525,148
Investment advisory fees payable	15,214	8,876
Options written, at fair value (premiums received $0 and $341,025)	—	738,750
Payable to related parties	13,276	13,290
Audit and tax fees payable	13,490	13,477
Accrued expenses and other liabilities	9,931	7,771
TOTAL LIABILITIES	51,911	1,677,500
NET ASSETS	$38,141,679	$28,748,791

Net Assets Consist Of:
Paid in capital (a)	$41,189,766	$31,947,071
Accumulated losses	(3,048,087)	(3,198,280)
NET ASSETS	$38,141,679	$28,748,791

Net Asset Value Per Share:
Shares:
Net Assets	$38,141,679	$28,748,791
Shares of beneficial interest outstanding (a)	1,675,000	1,100,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.77	$26.14

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Toews Agility Shares ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2022

	Dynamic Tactical	Managed
	Income ETF	Risk ETF
INVESTMENT INCOME
Dividends	$246,992	$222,107
Securities lending income, net	5,760	—
Interest	177,398	26,164
TOTAL INVESTMENT INCOME	430,150	248,271

EXPENSES
Investment advisory fees	140,523	148,659
Administration fees	19,845	19,866
Compliance officer fees	7,540	7,321
Audit and tax fees	10,074	10,092
Legal fees	7,461	7,588
Transfer agent fees	5,908	5,923
Custodian fees	8,993	8,931
Trustees’ fees and expenses	7,480	7,479
Printing and postage expenses	2,943	2,888
Insurance expense	1,710	1,710
Interest expense	—	266
Accounting services fees	6,191	6,191
Other expenses	6,288	6,333
TOTAL EXPENSES	224,956	233,247
Less: Fees waived and expenses reimbursed by the Adviser	(67,787)	(66,903)
NET EXPENSES	157,169	166,344

NET INVESTMENT INCOME	272,981	81,927

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FUTURES CONTRACTS
Net realized loss from investments	(1,250,382)	(217,475)
Net realized loss from futures contracts	—	(536,566)
Net realized gain from options purchased	—	1,518,047
Net realized loss from options written	—	(129,813)
Net realized gain (loss) from in-kind redemptions	18,066	(136,698)
Net change in unrealized depreciation on investments	(121,429)	(1,185,969)
Net change in unrealized depreciation on futures contracts	—	(97,616)
Net change in unrealized depreciation on options purchased	—	(542,352)
Net change in unrealized depreciation on options written	—	(397,725)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, OPTIONS AND FUTURES CONTRACTS	(1,353,745)	(1,726,167)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,080,764)	$(1,644,240)

See accompanying notes to financial statements.

Toews Agility Shares Dynamic Tactical Income ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2022	Year Ended
	(Unaudited)	April 30, 2022
FROM OPERATIONS
Net investment income	$272,981	$714,828
Net realized loss from investments, options and futures contracts	(1,250,382)	(1,812,726)
Net realized gain from in-kind redemptions	18,066	19,620
Net change in unrealized depreciation on investments, options and futures contracts	(121,429)	(270,363)
Net decrease in net assets resulting from operations	(1,080,764)	(1,348,641)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(254,310)	(1,229,146)
Net decrease in net assets from distributions to shareholders	(254,310)	(1,229,146)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,861,971	11,190,980
Payments for shares redeemed	(4,738,237)	(12,824,610)
Net increase (decrease) in net assets from shares of beneficial interest	5,123,734	(1,633,630)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,788,660	(4,211,417)

NET ASSETS
Beginning of Year/Period	34,353,019	38,564,436
End of Year/Period	$38,141,679	$34,353,019

SHARE ACTIVITY
Shares Sold	425,000	450,000
Shares Redeemed	(200,000)	(525,000)
Net increase (decrease) in shares from beneficial interest outstanding	225,000	(75,000)

See accompanying notes to financial statements.

Toews Agility Shares Managed Risk ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2022	Year Ended
	(Unaudited)	April 30, 2022
FROM OPERATIONS
Net investment income (loss)	$81,927	$(8,306)
Distributions of realized gains by underlying investment companies	—	6,955
Net realized gain from investments, options and futures contracts	634,193	409,667
Net realized gain (loss) from in-kind redemptions	(136,698)	55,349
Net change in unrealized depreciation on investments, options and futures contracts	(2,223,662)	(1,197,677)
Net decrease in net assets resulting from operations	(1,644,240)	(734,012)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(1,673,360)
Net decrease in net assets from distributions to shareholders	—	(1,673,360)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,398,724	37,688,999
Payments for shares redeemed	(9,824,734)	(11,237,164)
Net increase (decrease) in net assets from shares of beneficial interest	(426,010)	26,451,835

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,070,250)	24,044,463

NET ASSETS
Beginning of Year/Period	30,819,041	6,774,578
End of Year/Period	$28,748,791	$30,819,041

SHARE ACTIVITY
Shares Sold	350,000	1,300,000
Shares Redeemed	(375,000)	(400,000)
Net increase (decrease) in shares from beneficial interest outstanding	(25,000)	900,000

See accompanying notes to financial statements.

Toews Agility Shares Dynamic Tactical Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	Six Months Ended
	October 31, 2022		Year Ended	Period Ended
	(Unaudited)		April 30, 2022	April 30, 2021 (a)

Net asset value, beginning of year/period	$23.69		$25.29	$25.00

Activity from investment operations:
Net investment income (b)	0.19		0.45	0.43
Net realized and unrealized gain (loss) on investments (c)	(0.92)		(1.29)	0.66
Total from investment operations	(0.73)		(0.84)	1.09

Less distributions from:
Net investment income	(0.19)		(0.48)	(0.44)
Net realized gains	—		(0.28)	(0.36)
Total distributions	(0.19)		(0.76)	(0.80)

Net asset value, end of year/period	$22.77		$23.69	$25.29

Market price, end of year/period	$22.77		$23.69	$25.26

Total return (d)(e)	(3.10	)% (e)	(3.38)%	4.41	% (e)

Market Price Total return (d)(e)	(3.10	)% (e)	(3.27)%	4.29	% (e)

Net assets, end of year/period (000s)	$38,142		$34,353	$38,564

Ratio of gross expenses to average net assets (f)(g)(h)	1.36	% (f)	1.27%	1.19	% (f)
Ratio of net expenses to average net assets (f)(g)	0.95	% (f)	0.95%	0.95	% (f)
Ratio of net investment income to average net assets (f)(i)	1.65	% (f)	1.85%	1.99	% (f)

Portfolio Turnover Rate (e)(j)	248	% (e)	548%	595	% (e)

(a)	The Toews Agility Shares Dynamic Tactical Income ETF commenced operations on June 24, 2020.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(e)	Not annualized.

(f)	Annualized.

(g)	Does not include the expenses of other investment companies in which the Fund invests.

(h)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(j)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creation units.

See accompanying notes to financial statements.

Toews Agility Shares Managed Risk ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	Six Months Ended
	October 31, 2022		Year Ended	Period Ended
	(Unaudited)		April 30, 2022	April 30, 2021 (a)

Net asset value, beginning of year/period	$27.39		$30.11	$25.00

Activity from investment operations:
Net investment income (loss) (b)	0.06		(0.01)	0.04
Net realized and unrealized gain (loss) on investments (c)	(1.31)		1.48	6.27
Total from investment operations	(1.25)		1.47	6.31

Less distributions from:
Net investment income	—		(0.04)	(0.08)
Net realized gains	—		(4.15)	(1.12)
Total distributions	—		(4.19)	(1.20)

Net asset value, end of year/period	$26.14		$27.39	$30.11

Market price, end of year/period	$26.08		$27.33	$30.11

Total return (d)	(4.56	)% (e)	4.06%	25.69	% (e)

Market Price Total return (d)	(4.57	)% (e)	3.82%	25.70	% (e)

Net assets, end of year/period (000s)	$28,749		$30,819	$6,775

Ratio of gross expenses to average net assets (g)(h)(k)	1.33	% (f)	1.79%	3.46	% (f)
Ratio of net expenses to average net assets (g)(k)	0.95	% (f)	0.96%	0.96	% (f)
Ratio of net investment income (loss) to average net assets (i)(k)	0.47	% (f)	(0.05)%	0.17	% (f)

Portfolio Turnover Rate (j)	5	% (e)	335%	522	% (e)

(a)	The Toews Agility Shares Managed Risk ETF commenced operations on June 24, 2020.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(e)	Not annualized.

(f)	Annualized.

(g)	Does not include the expenses of other investment companies in which the Fund invests.

(h)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(j)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creation units.

(k)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets	1.33	% (e)	1.78%	3.45	% (e)
Net expenses to average net assets	0.95	% (e)	0.95%	0.95	% (e)
Net investment income (loss) to average net assets	0.47	% (e)	(0.04)%	0.18	% (e)

See accompanying notes to financial statements.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2022

(1)	ORGANIZATION

The Toews Agility Shares Dynamic Tactical Income ETF (the “Income Fund”)(formerly Agility Shares Dynamic Tactical Income ETF) and Toews Agility Shares Managed Risk ETF (the “Managed Risk Fund”) (formerly Agility Shares Managed Risk ETF (each a “Fund,” collectively the “Funds”), are each a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Funds commenced operations on June 24, 2020. The Funds are actively managed exchange traded funds (“ETF”) that are each a fund of funds. The Income Fund’s investment objective is to seek to provide income. The Income Fund seeks to achieve its investment objective by investing primarily in exchange traded funds (“ETFs”); options on ETFs, equities and indices; futures and options that invest in or are otherwise exposed to domestic and foreign high-yield debt instruments. The Managed Risk Fund’s investment objective is to provide income and long-term growth of capital, while limiting risk. The Managed Risk Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in: 1) equity and equity index futures, 2) equity index options, 3) options on equity index futures, 4) options on exchange traded funds (“ETFs”), 5) exchange traded funds (“ETFs”) that invest primarily in common stocks, 6) exchange traded funds (“ETFs”) that invest primarily in fixed income securities, 7) common stocks, 8) fixed income securities and 9) cash or cash equivalents.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

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October 31, 2022

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non -traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked- to- market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Funds to enter a futures contract or purchase an exchange-traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

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October 31, 2022

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in ETFs; ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Funds are subject to equity price risk risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Statements of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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October 31, 2022

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2022 for the Funds’ assets and liabilities measured at fair value:

Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$37,719,445	$—	$—	$37,719,445
Total	$37,719,445	$—	$—	$37,719,445

Managed Risk Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$21,971,405	$—	$—	$21,971,405
Future Options Purchased	2,993,713	—	—	2,993,713
Total	$24,965,118	$—	$—	$24,965,118
Liabilities*	Level 1	Level 2	Level 3	Total
Future Options Written	$738,750	$—	$—	$738,750
Open Long Futures Contracts	370,188	—	—	370,188
Total	$1,108,938	$—	$—	$1,108,938

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

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October 31, 2022

Offsetting of Financial Assets and Derivative Assets

The Funds’ policy is to recognize a net asset or liability equal to the net variation margin for futures contracts. During the six months ended October 31, 2022, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at October 31, 2022 for the Funds.

Managed Risk Fund

				Gross Amounts Not Offset in the
				Statement of Assets & Liabilities
Liabilities:
		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Liabilities Presented
	of Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged *	Net Amount
Futures Contracts	$(370,188)	$—	$(370,188)	$—	$370,188	$—
Written Future Option	(738,750)	—	(738,750)	—	738,750	—
Total	$(1,108,938)	$—	$(1,108,938)	$—	$1,108,938	$—

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value. Please refer to the statement of assets and liabilities for the total collateral held as of October 31, 2022.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of October 31, 2022:

Managed Risk Fund

Derivative
Investments Type	Risk	Location on the Statement of Assets and Liabilities	Amount
Options Purchased	Equity	Investments Securities at Fair Value	$2,993,713
Options Written	Equity	Options Written at Fair Value	(738,750)
Futures Contracts	Equity	Unrealized Depreciation on Futures Contracts	(370,188)

The following is a summary of the location of derivative investments in the Funds’ Statements of Operations for the six months ended October 31, 2022:

Managed Risk Fund

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Purchased	Equity	Net Realized Gain from Options Purchased	$1,518,047
Options Written	Equity	Net Realized Loss from Options Written	(129,813)
Futures Contracts	Equity	Net Realized Loss from Futures Contracts	(536,566)
Options Purchased	Equity	Net Change in Unrealized Depreciation on Options Purchased	(542,352)
Futures Contracts	Equity	Net Change in Unrealized Depreciation on Futures Contracts	(97,616)
Options Written	Equity	Net Change in Unrealized Depreciation on Options Written	(397,725)

The derivative instruments outstanding as of October 31, 2022 as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

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October 31, 2022

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Income Fund and annually by the Managed Risk Fund. The Funds distribute their net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2021-April 30, 2022 or expected to be taken in each Fund’s April 30, 2023 year-end tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and Ohio. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds and Trust. Additionally, in the normal course of business, the Funds enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

(3)	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes, the Funds may concentrate cash with the Funds’ custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of October 31, 2022, the Income Fund and Managed Risk Fund held $471,481 and $1,308,703, respectively, in cash at Brown Brothers Harriman & Co. that exceeded the FDIC insurance limit of $250,000 per account.

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October 31, 2022

(4)	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Income Fund amounted to $115,345,509 and $81,120,012, respectively. For the six months ended October 31, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Income Fund, amounted to $5,428,127 and $580,434, respectively.

For the six months ended October 31, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short -term investments) for the Managed Risk Fund amounted to $2,853,129 and $1,169,980, respectively. For the six months ended October 31, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Managed Risk Fund, amounted to $6,576,843 and $5,425,550, respectively.

(5)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Toews Corporation serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Funds, including: selecting the overall investment strategies. As compensation for its services, the Funds pay to the Adviser an annual advisory fee (computed daily and paid monthly) at an annual rate of 0.85% of its average daily net assets. For the six months ended October 31, 2022, the Income Fund and Managed Risk Fund incurred advisory fees of $140,523 and $148,659, respectively.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Funds’ fees and/or absorb expenses of each Fund until at least August 31, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which a Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.95% of average daily net assets. This Agreement may be terminated by the Funds’ Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the applicable Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No reimbursement amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that a reimbursement is in the best interest of the Funds and its shareholders. For the six months ended October 31, 2022, the Income Fund and Managed Risk Fund waived advisory fees in the amount of $67,787 and $66,903, respectively.

As of October 31, 2022 the total amount of expense reimbursement subject to recapture for the Funds were as follows:

	Expires	Expires
	April 30, 2024	April 30, 2025	Total
Income Fund	$86,784	$123,136	$209,920
Managed Risk Fund	$120,038	$132,866	$252,904

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

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October 31, 2022

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for servicing in such capacities.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Northern Lights Compliance Services, LLC (“NLCS”) , an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”) . Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Funds are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$200	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

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October 31, 2022

For the six months ended October 31, 2022, the fixed and variable fees were as follows:

	Fixed Fees	Variable Fees
Income	$2,600	$—
Managed Risk	$2,000	$—

(7)	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Funds’ prospectus and statement of additional information for a full listing of risks associated with the Funds’ investments which include, but are not limited to: authorized participant concentration risk, cybersecurity risk, derivatives risk, futures risk, gap risk, leverage risk, limited history of operations risk, management risk, newly-formed company risk, options risk and securities market risk.

Underlying Fund Risk – Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Derivatives Risk – The derivative instruments in which the Funds may invest, including futures, options and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Funds’ shares may not be developed or maintained. If the Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell

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October 31, 2022

your Shares. The Funds’ investment results are measured based upon the daily NAV of the Funds over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Funds.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	The market price for the Funds’ shares may deviate from the Funds’ net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Funds’ NAV, which is reflected in the bid and ask price for Funds shares or in the closing price.

●	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Funds’ domestic trading day, which could lead to differences between the market value of the Funds’ shares and the Funds’ NAV.

●	In stressed market conditions, the market for the Funds’ shares may become less liquid in response to the deteriorating liquidity of the Funds’ portfolio. This adverse effect on the liquidity of the Funds’ shares may, in turn, lead to differences between the market value of the Funds’ shares and the Funds’ NAV.

Fluctuation of Net Asset Value Risk: The NAV of the Funds’ shares will generally fluctuate with changes in the market value of the Funds’ holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Funds’ Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Funds’ holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Funds are not index funds. The Funds are actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Market Risk – Overall market risks may also affect the value of the Fund. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man -made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2022

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID- 19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 10).

Portfolio Turnover Risk – As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

(8)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2022, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Income Fund	$37,840,874	$—	$(121,429)	$(121,429)
Managed Risk Fund	28,049,013	487,100	(4,679,933)	(4,192,833)

(9)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended April 30, 2022 and April 30, 2021 was as follows:

	For the period ended April 30, 2022:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Income Fund	1,229,146	—	—	—	1,229,146
Managed Risk Fund	585,600	1,087,760	—	—	1,673,360

	For the period ended April 30, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Income Fund	1,351,895	—	—	—	1,351,895
Managed Risk Fund	132,250	167,475	—	—	299,725

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2022

As of April 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Income Fund	297,238	—	—	(2,010,251)	—	—	(1,713,013)
Managed Risk Fund	99,973	334,148	(18,990)	—	—	(1,969,171)	(1,554,040)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gains, and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open options and futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Post October
Portfolio	Losses
Income Fund	—
Managed Risk Fund	—

At April 30, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Income Fund	2,010,251	—	2,010,251	—
Managed Risk Fund	—	—	—	—

Permanent book and tax differences, primarily attributable book/tax basis treatment of realized gain (loss) on in-kind redemptions resulted in reclassifications for the Funds for the period ended April 30, 2022 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Income Fund	4,481	(4,481)
Managed Risk Fund	55,349	(55,349)

(10)	SECURITIES LENDING

The Income Fund has entered into a securities lending arrangement (the “Agreement”) with (the “Lending Agent”). Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short -term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agreement to recover the securities

Toews Agility Shares ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2022

from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. As of October 31, 2022, the Income Fund did not have any securities out on loan.

(11)	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Income Fund and the Managed Risk Fund invest in other ETFs. Each ETF is subject to specific risks depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Managed Risk Fund will be directly affected by the performance of the Vanguard S&P 500 ETF. The annual report for this security, along with the report of the independent registered public accounting firm are included in this security’s N-CSR available at “www.sec.gov”. As of October 31, 2022, the percentage of the Managed Risk Fund’s net assets invested in the Vanguard S&P 500 ETF was 76.4%.

(12)	SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Toews Agility Shares ETFs
EXPENSE EXAMPLES (Unaudited)
October 31, 2022

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from May 1, 2022 to October 31, 2022 (the “period”).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
Actual	5/1/22	10/31/22	During Period*
Income Fund	$1,000.00	$969.00	$4.71
Managed Risk Fund	$1,000.00	$954.40	$4.68

	Beginning	Ending
Hypothetical	Account Value	Account Value	Expenses Paid
(5% return before expenses)	5/1/22	10/31/22	During Period*
Income Fund	$1,000.00	$1,020.42	$4.84
Managed Risk Fund	$1,000.00	$1,020.42	$4.84

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratios of 0.95%, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Toews Agility Shares ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the period ended October 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

This Page Intentionally Left Blank

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-800-511-9270 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-800-511-9270.

Adviser
Toews Corporation
1750 Zion Road, Suite 201
Northfield, NJ 08225

Administrator
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Funds’ investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Funds.

AGILITY-SA22

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/5/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/5/23

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 1/5/23